13. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
Notes
13. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

13.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2022, 2021 and 2020 were as follows:

•As at December 31, 2022, a total of $Nil (2021 - $Nil; 2020 - $1,805) in share issue costs were included in accounts payable and accrued liabilities and $Nil (2021 - $74,550; 2020 - $74,550) were included in due to related parties.